Related party balance and transaction	12 Months Ended
Dec. 31, 2025
Related party balance and transaction
Related party balance and transaction

9.           Related party balance and transaction

The related party balances were as follows:

	December 31,	December 31,
	2024	2025
	HK$	HK$
Other payables and accruals
Sun Line Industrial Limited	—	150

The Group transacted with Sun Line Industrial Limited, a related party which was the subsidiary of the Group disposed on November 29, 2024 and which Mr. Kin Sun Sze-To and Mr. Ho Leung Ning are the directors of the Company, are also the directors of Sun Line Industrial Limited.

The amount due to Sun Line Industrial Limited are unsecured and interest-free and repayable on demand.

9.           Related party balance and transaction - Continued

The related party transactions were as follows:

			Year ended	Year ended	Year ended
			December 31,	December 31,	December 31,
Name	Relationship	Nature	2023	2024	2025
			HK$	HK$	HK$
Selling, general and administrative expenses

Sun Line Industrial Limited	Mr. Kin Sun Sze-To and Mr. Ho Leung Ning are also the directors of the related company	Management fee	—	—	850

Directors’ compensation

During the years ended December 31, 2023, 2024 and 2025, the compensation paid to directors was amounted to HK$480, HK$480 and HK480 respectively.